Short-term provisions (Tables)	12 Months Ended
Jun. 30, 2023
Short-term provisions
Schedule of short-term provisions

		2023	2022
for the year ended 30 June	Note	Rm	Rm
Other provisions[1]		1 005	1 126
Short-term portion of
long-term provisions	30	2 601	1 465
post-retirement benefit obligations	32	713	553
		4 319	3 144
1	Includes emission right provisions of R605 million (2022 – R609 million).